Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2021
Investments held at fair value [Abstract]
Summary Of investments held at fair value	Interests in these investments were accounted for as shown below:

Investments held at fair value	$000's
Balance as of January 1, 2020	714,905
Sale of Karuna shares	(347,538)
Sale of resTORbio shares	(3,048)
Loss realised on sale of investments	(54,976)
Cash purchase of Gelesis preferred shares (please refer to Note 6)	10,000
Cash purchase of Vor preferred shares	1,150
Unrealized Loss – fair value through profit and loss	232,674
Balance as of January 1, 2021 before allocation of share in associate loss to long-term interest	553,167
Sale of Karuna shares	(218,125)
Loss realised on sale of investments (see below)	(20,925)
Cash purchase of Vor preferred shares	500
Unrealized gain – fair value through profit and loss	179,271
Balance as of December 31, 2021 before allocation of share in associate loss to long-term interest	493,888
Share of associate loss allocated to long-term interest (see Note 6)	(96,709)
Balance as of December 31, 2021 after allocation of share in associate loss to long-term interest[1]	397,179
1    Fair value of investments accounted for at fair value, does not take into consideration contribution from milestones that occurred after December 31, 2021, the value of the Group's consolidated Founded Entities (Vedanta, Follica, Sonde and Entrega), the Internal segment, or cash and cash equivalents.

Disclosure of gain on deconsolidation
The following table summarizes the gain on deconsolidation recognized by the Company:

	2021 $000s	2020 $000s	2019 $000s
Year ended December 31,
Gain on deconsolidation of Vor	—	—	6,357
Gain on deconsolidation of Karuna	—	—	102,038
Gain on deconsolidation of Gelesis [Note 6]	—	—	156,014
Total gain on deconsolidation	—	—	264,409